BUSINESS COMBINATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Aug. 31, 2017
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill, net				¥ 9,541
Goodwill impairment loss	¥ 9,541	$ 1,456	¥ 3,670
Chefang
BUSINESS COMBINATION
Percentage of voting interest including subsequent acquisition			100.00%
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill, net	7,800
Goodwill impairment loss	4,100		¥ 3,700
Baogu
BUSINESS COMBINATION
Percentage of voting interest acquired					100.00%
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill, net	¥ 4,200